Segment and Geographic Information	9 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment and Geographic Information

17. Segment and Geographic Information

Disclosure requirements about segments of an enterprise and related information establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in interim financial reports issued to shareholders. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company’s operations and manage its business as one operating segment.

Geographic Data

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows (in thousands):

	Three months ended December 31,		Nine months ended December 31,
	2016	2015	2016	2015
Revenue:
United States	$24,034	$16,262	$64,445	$43,982
United Kingdom	15,160	14,395	45,427	41,506
South Africa	7,336	5,544	19,735	17,206
Other	1,803	929	4,547	2,271
Total revenue	$48,333	$37,130	$134,154	$104,965

Property and equipment, net by geographic location consists of the following (in thousands):

	At December 31,	As of March 31,
	2016	2016
United States	$14,724	$11,363
United Kingdom	8,358	7,677
Australia	3,585	2,886
South Africa	3,073	2,569
Other	384	311
Total	$30,124	$24,806